Employee benefit obligations - Sensitivity analysis (Details) - Ardagh Group S.A. - Defined benefit plan - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assumptions and sensitivities
Estimate of contributions expected to be paid in next year	€ 30	€ 37
Discount rates
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	€ 180	€ 243
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	€ (192)	€ (242)
Rates of inflation
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	€ (80)	€ (93)
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	€ 76	€ 93
Rates of increase in salaries
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	€ (86)	€ (93)
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	€ 81	€ 92
Expected longevity
Assumptions and sensitivities
Increase (decrease) in pension obligations due to increase in actuarial assumption	€ 46	€ 63
Increase in actuarial assumption (in years)	1 year	1 year